Commitments - Schedule of Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease Contracts [Line Items]
Capital expenditure	$ 161.6	$ 78.1
Salares Norte
Disclosure Of Lease Contracts [Line Items]
Capital expenditure	$ 115.2	$ 31.6